INVESTMENTS	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Debt Securities, Available-for-Sale [Line Items]
INVESTMENTS	INVESTMENTS
Net gain / (loss) on investments in the Company’s condensed consolidated interim statements of operations consists of the following:
•Net realized gains / (losses) related to sales of investments were $153.0 million and $(172.8) million for the three months ended March 31, 2025 and March 31, 2024, respectively.
•Net change in unrealized gains / (losses) related to investments were $(286.1) million and $235.9 million for the three months ended March 31, 2025 and March 31, 2024, respectively.
•Accumulated net unrealized gains / (losses) related to investments held in the Company’s condensed consolidated interim statements of financial position were $337.1 million and $627.1 million as of March 31, 2025 and December 31, 2024, respectively.
Investments at Measurement Alternative
The following table presents investments for which the measurement alternative has been elected. These investments have been valued at cost less impairment and where applicable at observable transaction prices based on orderly transactions for the identical or similar investments of the same issuer.

		Impairment		Upward Adjustments
(in thousands)	Carrying Value	Period to date	Cumulative	Period to date	Cumulative
March 31, 2025	$66,412	$(1,282)	$(60,591)	$1,642	$64,834
December 31, 2024	$63,227	$(6,990)	$(59,608)	$2,214	$63,652
For the three months ended March 31, 2025 and the year ended December 31, 2024, one investment with a fair value of $1.0 million and eight investments with a combined fair value of $21.2 million were reclassified out of measurement alternative due to changes to investee capital structure and valuation methodology. These investments are now held at fair value. Refer to Note 11 for additional information regarding investments held at fair value.
 INVESTMENTS
Net gain / (loss) on investments in the Company’s consolidated statements of operations consists of the following:
•Net realized gains / (losses) related to sales of investments were $(171.1) million, $13.4 million, and $42.5 million for the years ended December 31, 2024, 2023 and 2022, respectively.
•Net change in unrealized gains / (losses) related to investments were $429.9 million, $84.4 million, and $(507.5) million for the years ended December 31, 2024, 2023 and 2022, respectively.
Accumulated net unrealized gains related to investments held in the Company’s consolidated statements of financial position were $627.1 million, $202.2 million, and $111.2 million as of December 31, 2024, 2023 and 2022, respectively.
Investments at Measurement Alternative
The following table presents investments for which the measurement alternative has been elected. These investments have been valued at cost less impairment and where applicable at observable transaction prices based on orderly transactions for the identical or similar investments of the same issuer.

		Impairment		Upward Adjustments
(in thousands)	Carrying Value	Period to date	Cumulative	Period to date	Cumulative
December 31, 2024	$63,227	$(6,990)	$(59,608)	$2,214	$63,652
December 31, 2023	$83,702	$(37,868)	$(64,588)	$2,356	$74,352
For the years ended December 31, 2024 and 2023, eight investments with a combined fair value of $21.2 million and seven investments with a combined fair value of $67.9 million, respectively, were reclassified out of measurement alternative due to changes to investee capital structure and valuation methodology. These investments are now held at fair value. Refer to Note 11 for additional information regarding investments held at fair value.